Portfolio of Investments November 30, 2025
Preferred Securities and Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.3%
4924687528 CORPORATE BONDS - 87.5% (a) 4924687528
AUTOMOBILES & COMPONENTS - 1.1%
$ 43,118,000 (b),(c) General Motors Financial Co Inc 5 .750 % N/A $ 42,580,435
16,979,000 (b),(c),(d) General Motors Financial Co Inc 5 .700 N/A 16,982,345
TOTAL AUTOMOBILES & COMPONENTS 59,562,780
BANKS - 50.5%
52,800,000 (b),(d),(e) Banco Bilbao Vizcaya Argentaria SA 7 .750 N/A 56,115,840
25,782,000 (b),(e) Banco Bilbao Vizcaya Argentaria SA 6 .125 N/A 25,878,218
44,883,000 (b),(e) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 49,932,293
27,655,400 (b),(e),(f) Banco Mercantil del Norte SA/Grand Cayman 8 .750 N/A 29,342,117
10,700,000 (b),(e),(f) Banco Mercantil del Norte SA/Grand Cayman 7 .500 N/A 10,862,811
16,450,000 (b),(e),(f) Banco Mercantil del Norte SA/Grand Cayman 7 .625 N/A 16,801,339
78,000,000 (b),(d),(e) Banco Santander SA 9 .625 N/A 94,160,196
10,435,000 (b),(e) Banco Santander SA 4 .750 N/A 10,309,127
49,400,000 (b),(e) Banco Santander SA 8 .000 N/A 54,842,299
6,780,000 (b),(c) Bank of America Corp 4 .375 N/A 6,684,740
26,726,000 (b),(c),(d) Bank of America Corp 6 .300 N/A 26,788,245
44,789,000 (b),(c) Bank of America Corp 6 .250 N/A 45,290,055
70,396,000 (b),(c) Bank of America Corp 6 .625 N/A 73,003,749
75,435,000 (c) Bank of Montreal 7 .300 11/26/84 80,149,687
29,666,000 (c) Bank of Montreal 6 .875 11/26/85 30,477,128
37,542,000 (c) Bank of Montreal 7 .700 05/26/84 39,816,144
15,255,000 (c) Bank of Nova Scotia/The 8 .000 01/27/84 16,270,983
42,545,000 (c) Bank of Nova Scotia/The 6 .875 10/27/85 42,920,077
96,433,000 (b),(e) Barclays PLC 9 .625 N/A 108,676,712
27,101,000 (b),(d),(e) Barclays PLC 7 .625 N/A 28,604,807
31,020,000 (b),(e) Barclays PLC 8 .000 N/A 32,807,186
22,778,000 (b),(d),(e),(f) BNP Paribas SA 7 .450 N/A 23,748,844
32,326,000 (b),(d),(e),(f) BNP Paribas SA 7 .375 N/A 33,535,962
64,127,000 (b),(e),(f) BNP Paribas SA 8 .000 N/A 68,879,067
38,013,000 (b),(e),(f) BNP Paribas SA 8 .500 N/A 40,419,755
24,811,000 (b),(e),(f) BNP Paribas SA 9 .250 N/A 26,374,490
47,866,000 (b),(e),(f) BNP Paribas SA 7 .750 N/A 50,455,359
41,168,000 (c) Canadian Imperial Bank of Commerce 6 .950 01/28/85 41,959,743
41,102,000 (c) Canadian Imperial Bank of Commerce 7 .000 10/28/85 42,380,437
13,777,000 (b),(c),(d) Citigroup Inc 6 .250 N/A 13,858,808
9,885,000 (b),(c),(d) Citigroup Inc 7 .375 N/A 10,200,757
31,871,000 (b),(c) Citigroup Inc 7 .625 N/A 33,312,143
34,157,000 (b),(c) Citigroup Inc 7 .125 N/A 35,009,866
33,224,000 (b),(c) Citigroup Inc 7 .000 N/A 35,278,041
12,000,000 (b),(c) Citigroup Inc 6 .950 N/A 12,283,560
24,862,000 (b),(c) Citigroup Inc 6 .875 N/A 25,447,152
3,846,000 (b),(c),(g) Citizens Financial Group Inc (TSFR3M + 3.419%) 7 .353 N/A 3,839,604
16,865,000 (b),(c) Citizens Financial Group Inc 4 .000 N/A 16,561,219
65,935,000 (b),(e),(f) Credit Agricole SA 6 .700 N/A 66,593,163
46,064,000 (b),(e),(f) Credit Agricole SA 7 .125 N/A 47,618,568
7,016,000 (b),(c),(g) Fifth Third Bancorp (TSFR3M + 3.295%) 7 .296 N/A 7,015,096
20,174,000 (b),(c),(g) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 8 .271 N/A 20,504,430
14,812,000 (b),(c) First Citizens BancShares Inc/NC 7 .000 N/A 15,001,460
21,462,000 (b),(e) HSBC Holdings PLC 6 .500 N/A 21,891,133
53,510,000 (b),(e) HSBC Holdings PLC 8 .000 N/A 56,492,380
23,395,000 (b),(e) HSBC Holdings PLC 6 .875 N/A 24,210,129
61,624,000 (b),(d),(e) HSBC Holdings PLC 6 .950 N/A 64,800,656
14,612,000 (b),(e) HSBC Holdings PLC 6 .950 N/A 15,164,713
26,515,000 (b),(c) Huntington Bancshares Inc/OH 5 .625 N/A 26,934,123
24,345,000 (b),(c) Huntington Bancshares Inc/OH 6 .250 N/A 24,015,800
43,158,000 (b),(e) ING Groep NV 7 .000 N/A 44,592,140
33,907,000 (b),(e) ING Groep NV, Reg S 7 .500 N/A 35,304,649
40,809,000 (b),(c) JPMorgan Chase & Co 6 .500 N/A 42,148,188
73,116,000 (b),(c) JPMorgan Chase & Co 6 .875 N/A 77,119,467
6,491,000 (b),(c) KeyCorp 5 .000 N/A 6,450,476

Portfolio of Investments November 30, 2025
(continued)
Preferred Securities and Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 37,007,000 (b),(e) Lloyds Banking Group PLC 8 .000 % N/A $ 39,874,672
58,896,000 (b),(d),(e) Lloyds Banking Group PLC 6 .750 N/A 60,735,145
5,323,000 (b),(c) M&T Bank Corp 5 .125 N/A 5,290,704
14,785,000 (b),(c) M&T Bank Corp 3 .500 N/A 14,266,605
81,636,000 (b),(e) NatWest Group PLC 8 .125 N/A 91,371,175
71,624,000 (b),(e) NatWest Group PLC 7 .300 N/A 75,324,024
10,190,000 (b),(d),(e),(f) Nordea Bank Abp 6 .300 N/A 10,340,486
35,202,000 (b),(e),(f) Nordea Bank Abp 6 .750 N/A 35,998,480
6,555,000 (b),(c) PNC Financial Services Group Inc/The 6 .200 N/A 6,652,361
45,844,000 (b),(c) PNC Financial Services Group Inc/The 6 .250 N/A 47,104,389
16,330,000 (b),(c) PNC Financial Services Group Inc/The 3 .400 N/A 15,857,503
14,835,000 (b),(c) PNC Financial Services Group Inc/The 6 .000 N/A 14,930,478
49,105,000 (c) Royal Bank of Canada 6 .750 08/24/85 50,723,206
45,240,000 (b),(e),(f) Societe Generale SA 9 .375 N/A 48,266,601
39,975,000 (b),(d),(e),(f) Societe Generale SA 8 .500 N/A 43,723,496
54,126,000 (b),(e),(f) Societe Generale SA 10 .000 N/A 59,679,003
25,875,000 (b),(e),(f) Standard Chartered PLC 7 .750 N/A 26,841,561
23,016,000 (c) Toronto-Dominion Bank/The 6 .350 10/31/85 23,269,153
20,719,000 (c) Toronto-Dominion Bank/The 8 .125 10/31/82 21,776,146
48,536,000 (b),(c) Truist Financial Corp 6 .669 N/A 48,612,104
12,384,000 (b),(c) Truist Financial Corp 5 .100 N/A 12,423,146
2,988,000 (b),(c) US Bancorp 5 .300 N/A 2,993,083
24,750,000 (b),(c),(d) Wells Fargo & Co 7 .625 N/A 26,360,903
6,580,000 (c) Wells Fargo & Co 7 .950 11/15/29 7,361,202
14,036,000 (b),(c) Wells Fargo & Co 3 .900 N/A 13,971,018
44,179,000 (b),(c) Wells Fargo & Co 6 .850 N/A 46,277,326
TOTAL BANKS 2,839,159,101
CAPITAL GOODS - 1.7%
11,955,000 (b),(c) Air Lease Corp 4 .650 N/A 11,834,770
5,586,000 (b),(c) Air Lease Corp 4 .125 N/A 5,408,818
27,383,000 (b),(c) Air Lease Corp 6 .000 N/A 26,582,413
18,714,000 (c),(f) ILFC E-Capital Trust I 6 .270 12/21/65 15,709,907
44,663,000 (c),(f) ILFC E-Capital Trust II 6 .520 12/21/65 37,925,050
TOTAL CAPITAL GOODS 97,460,958
ENERGY - 4.7%
4,735,000 (c) Enbridge Inc 5 .500 07/15/77 4,721,356
8,721,000 (c) Enbridge Inc 5 .750 07/15/80 8,813,757
14,880,000 (c) Enbridge Inc 7 .625 01/15/83 16,234,824
62,532,000 (c) Enbridge Inc 8 .500 01/15/84 71,741,150
2,874,000 (b),(c) Energy Transfer LP 6 .625 N/A 2,879,320
44,894,000 (b),(c) Energy Transfer LP 7 .125 N/A 46,109,909
11,442,000 (b),(c) Energy Transfer LP 6 .500 N/A 11,470,502
5,335,000 (c) Energy Transfer LP 8 .000 05/15/54 5,688,604
24,656,000 (c) Energy Transfer LP 6 .750 02/15/56 24,534,150
8,380,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 8,887,979
20,460,000 (b),(c),(f) Sunoco LP 7 .875 N/A 20,818,050
4,125,000 (c) Transcanada Trust 5 .875 08/15/76 4,128,424
31,347,000 (c) Transcanada Trust 5 .600 03/07/82 30,864,356
11,570,000 (b),(c),(f) Venture Global LNG Inc 9 .000 N/A 9,849,361
TOTAL ENERGY 266,741,742
FINANCIAL SERVICES - 12.0%
17,895,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 18,766,784
20,600,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .500 01/31/56 21,176,264
12,807,000 (b),(c) Ally Financial Inc 4 .700 N/A 12,542,510
12,289,000 (b),(c) Ally Financial Inc 4 .700 N/A 11,337,152
8,295,000 (b),(c),(f) Capital Farm Credit ACA 5 .000 N/A 8,253,525
20,975,000 (b),(c) Charles Schwab Corp/The 4 .000 N/A 20,817,333
3,955,000 (c) Citigroup Capital III 7 .625 12/01/36 4,465,608
16,900,000 (b),(c),(f) Compeer Financial ACA 7 .875 N/A 17,043,238
6,700,000 (b),(c),(f) Compeer Financial ACA 4 .875 N/A 6,566,000
14,755,000 (b),(c),(d) Corebridge Financial Inc 6 .875 N/A 15,087,651

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 36,075,000 (h) Credit Suisse Group AG 7 .500% 01/17/72 $ 12,085,125
61,301,000 (h) Credit Suisse Group AG 7 .500 06/11/72 20,535,835
8,421,000 (h) Credit Suisse Group AG 5 .250 02/11/72 2,821,035
12,260,000 (h) Credit Suisse Group AG 6 .380 02/21/72 4,107,100
62,450,000 (h) Credit Suisse Group AG 7 .250 03/12/72 20,920,750
49,069,000 (h) Credit Suisse Group AG 0 .000 01/17/72 16,438,115
30,600,000 (b),(e) Deutsche Bank AG, Reg S 8 .130 N/A 32,529,208
12,486,000 (b),(c),(d) Goldman Sachs Group Inc/The 5 .300 N/A 12,517,764
28,868,000 (b),(c),(d) Goldman Sachs Group Inc/The 7 .379 N/A 29,023,599
36,992,000 (b),(c) Goldman Sachs Group Inc/The 6 .850 N/A 38,369,508
33,489,000 (b),(c),(d) Goldman Sachs Group Inc/The 6 .125 N/A 34,289,655
45,460,000 (b),(c) Goldman Sachs Group Inc/The 7 .500 N/A 47,982,985
20,175,000 (b),(c),(d) Goldman Sachs Group Inc/The 7 .500 N/A 21,431,479
22,200,000 (b),(e) Julius Baer Group Ltd, Reg S 7 .500 N/A 22,898,190
11,629,000 (b),(e) Nomura Holdings Inc 7 .000 N/A 11,932,773
30,495,000 (b),(c) State Street Corp 6 .700 N/A 31,649,144
13,334,000 (b),(e),(f) UBS Group AG 7 .000 N/A 13,527,796
74,094,000 (b),(e),(f) UBS Group AG 9 .250 N/A 86,815,051
29,805,000 (b),(e),(f) UBS Group AG 9 .250 N/A 32,658,471
18,420,000 (b),(d),(e),(f) UBS Group AG 7 .750 N/A 19,707,779
26,248,000 (b),(c) Voya Financial Inc 7 .758 N/A 27,765,607
TOTAL FINANCIAL SERVICES 676,063,034
FOOD, BEVERAGE & TOBACCO - 2.7%
13,835,000 (b),(c),(f) Dairy Farmers of America Inc 7 .125 N/A 13,730,824
39,310,000 (b),(c),(f) Land O' Lakes Inc 8 .000 N/A 38,484,973
65,313,000 (b),(c),(f) Land O' Lakes Inc 7 .250 N/A 58,651,100
46,071,000 (b),(c),(f) Land O' Lakes Inc 7 .000 N/A 40,046,420
TOTAL FOOD, BEVERAGE & TOBACCO 150,913,317
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
7,648,000 (c) CVS Health Corp 6 .750 12/10/54 7,925,906
4,343,000 (c) CVS Health Corp 7 .000 03/10/55 4,566,078
TOTAL HEALTH CARE EQUIPMENT & SERVICES 12,491,984
INSURANCE - 9.0%
19,306,000 (c) American National Group Inc 7 .000 12/01/55 19,420,388
51,650,000 (c) Assurant Inc 7 .000 03/27/48 53,235,713
64,240,000 (c),(f) Assured Guaranty Municipal Holdings Inc 6 .400 12/15/66 59,832,141
19,875,000 (c) AXIS Specialty Finance LLC 4 .900 01/15/40 19,148,196
22,597,000 (c) Corebridge Financial Inc 6 .375 09/15/54 22,787,673
14,288,000 (c) Enstar Finance LLC 5 .500 01/15/42 14,110,856
9,883,000 (c),(f) Enstar Group Ltd 7 .500 04/01/45 10,294,993
5,830,000 (c),(f) Fidelis Insurance Holdings Ltd 6 .625 04/01/41 5,800,281
24,448,000 (c),(f) MetLife Inc 9 .250 04/08/38 29,245,651
11,023,000 (c) MetLife Inc 6 .350 03/15/55 11,643,937
14,051,000 (c) PartnerRe Finance B LLC 4 .500 10/01/50 13,246,868
45,898,000 (b),(e) Phoenix Group Holdings PLC, Reg S 8 .500 N/A 48,935,071
21,542,000 (c) Provident Financing Trust I 7 .405 03/15/38 23,399,549
5,234,000 (c) Prudential Financial Inc 5 .125 03/01/52 5,188,908
13,400,000 (c) Prudential Financial Inc 6 .500 03/15/54 14,117,034
9,585,000 (c) Reinsurance Group of America Inc 6 .650 09/15/55 9,890,560
89,664,000 (b),(c),(f) SBL Holdings Inc 9 .508 N/A 91,240,652
58,600,000 (b),(c),(d),(f) SBL Holdings Inc 6 .500 N/A 55,667,152
TOTAL INSURANCE 507,205,623
MATERIALS - 0.1%
5,000,000 (b),(c),(f) Cemex SAB de CV 7 .200 N/A 5,181,250
TOTAL MATERIALS 5,181,250
MEDIA & ENTERTAINMENT - 0.2%
8,767,000 (b),(c),(f) Farm Credit Bank of Texas 7 .750 N/A 9,103,092
TOTAL MEDIA & ENTERTAINMENT 9,103,092

Portfolio of Investments November 30, 2025
(continued)
Preferred Securities and Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.4%
$ 14,843,000 (c) Bell Telephone Co of Canada or Bell Canada 7 .000% 09/15/55 $ 15,616,261
17,730,000 (c) Rogers Communications Inc 7 .125 04/15/55 18,768,179
13,396,000 (c) TELUS Corp 7 .000 10/15/55 13,983,817
22,509,000 (c) Vodafone Group PLC 7 .000 04/04/79 23,590,400
9,350,000 (c) Vodafone Group PLC 4 .125 06/04/81 8,792,896
TOTAL TELECOMMUNICATION SERVICES 80,751,553
UTILITIES - 3.9%
5,575,000 (c),(f) AES Andes SA 8 .150 06/10/55 5,799,500
9,618,000 (c) AES Corp/The 7 .600 01/15/55 9,811,495
7,093,000 (c),(f) AltaGas Ltd 7 .200 10/15/54 7,338,411
11,494,000 (c) American Electric Power Co Inc 3 .875 02/15/62 11,185,734
10,244,000 (c) CMS Energy Corp 6 .500 06/01/55 10,603,790
6,574,000 (c) Dominion Energy Inc 7 .000 06/01/54 7,154,918
8,455,000 (c) Duke Energy Corp 6 .450 09/01/54 8,879,331
35,009,000 (c) Emera Inc 6 .750 06/15/76 35,265,161
18,153,000 (c) Entergy Corp 7 .125 12/01/54 19,091,601
11,121,000 (c) EUSHI Finance Inc 7 .625 12/15/54 11,713,184
15,071,000 (c) NextEra Energy Capital Holdings Inc 6 .750 06/15/54 16,172,826
10,443,000 (c) PG&E Corp 7 .375 03/15/55 10,796,537
11,762,000 (c) Sempra 4 .125 04/01/52 11,456,008
14,485,000 (c) Sempra 6 .550 04/01/55 14,674,493
10,983,000 (c) Sempra 6 .375 04/01/56 11,188,292
3,395,000 (b),(c),(f) Vistra Corp 8 .000 N/A 3,469,564
5,900,000 (b),(c),(f) Vistra Corp 7 .000 N/A 5,983,172
17,517,000 (b),(c),(f) Vistra Corp 8 .875 N/A 19,469,077
TOTAL UTILITIES 220,053,094
TOTAL CORPORATE BONDS
(Cost $4,880,002,486) 4,924,687,528
SHARES DESCRIPTION RATE VALUE
505466831 PREFERRED STOCK - 9.0% 505466831
BANKS - 1.4%
486,433 Fifth Third Bancorp 7 .973 12,486,735
280,000 (g) Huntington Bancshares Inc/OH (TSFR3M + 2.962%) 6 .866 6,743,520
285,287 KeyCorp 6 .125 7,135,028
1,355,330 (d) KeyCorp 6 .200 34,262,742
217,680 KeyCorp 5 .625 4,732,363
219,879 (d) KeyCorp 5 .650 4,771,374
302,269 Regions Financial Corp 5 .700 7,169,821
41,404 Synovus Financial Corp 8 .397 1,093,066
TOTAL BANKS 78,394,649
FINANCIAL SERVICES - 2.6%
680,940 Bank of New York Mellon Corp/The 6 .150 17,527,396
558,300 Equitable Holdings Inc 5 .250 11,166,000
518,768 Morgan Stanley 6 .375 13,062,578
1,344,835 Morgan Stanley 5 .850 33,284,666
870,125 Morgan Stanley 6 .625 22,875,586
242,300 Morgan Stanley 6 .500 6,256,186
322,188 Morgan Stanley 6 .875 8,148,135
350,835 (d) Synchrony Financial 5 .625 6,876,366
1,058,054 Voya Financial Inc 5 .350 25,742,454
TOTAL FINANCIAL SERVICES 144,939,367
FOOD, BEVERAGE & TOBACCO - 1.0%
193,870 CHS Inc 7 .875 5,096,842
1,451,502 CHS Inc 7 .100 36,447,215
528,896 CHS Inc 6 .750 13,180,089
44,881 CHS Inc 7 .500 1,144,914
TOTAL FOOD, BEVERAGE & TOBACCO 55,869,060

SHARES DESCRIPTION RATE VALUE
INSURANCE - 3.9%
504,425 American National Group Inc 7 .375% $ 12,837,616
603,290 Aspen Insurance Holdings Ltd 5 .625 12,391,577
367,750 (d) Aspen Insurance Holdings Ltd 7 .125 9,219,492
191,504 Assurant Inc 5 .250 3,784,119
540,503 Athene Holding Ltd 7 .750 13,869,307
1,006,376 Athene Holding Ltd 6 .350 24,887,678
1,550,528 Delphi Financial Group Inc 7 .303 38,220,515
2,674,044 Enstar Group Ltd 7 .000 63,508,545
78,593 Enstar Group Ltd 7 .000 1,729,046
23,571 PartnerRe Ltd 4 .875 400,707
853,330 Reinsurance Group of America Inc 5 .750 21,384,450
556,200 Reinsurance Group of America Inc 7 .125 14,255,406
221,929 Selective Insurance Group Inc 4 .600 3,801,644
TOTAL INSURANCE 220,290,102
TELECOMMUNICATION SERVICES - 0.1%
314,900 AT&T Inc 4 .750 5,973,653
TOTAL TELECOMMUNICATION SERVICES 5,973,653
TOTAL PREFERRED STOCK
(Cost $521,843,057) 505,466,831
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
99427369 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.8% 99427369
$ 18,191,000 (b) CoBank ACB 6 .250 N/A 18,235,149
33,000,000 (b) CoBank ACB 6 .450 N/A 32,769,617
7,057,000 (b) CoBank ACB 7 .250 N/A 7,216,947
17,887,000 (b) CoBank ACB 7 .125 N/A 18,525,566
21,999,000 (b) Farm Credit Bank of Texas 7 .000 N/A 22,680,090
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $98,469,672) 99,427,369
TOTAL LONG-TERM INVESTMENTS
(Cost $5,500,315,215) 5,529,581,728
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.1%
173,747,419 (i) State Street Navigator Securities Lending Government Money
Market Portfolio
4.040 (j) 173,747,419
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $173,747,419) 173,747,419
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.6%
35056488 REPURCHASE AGREEMENTS - 0.6% 35056488
28,950,000 (k) Fixed Income Clearing Corporation 4 .040 12/01/25 28,950,000
6,106,488 (l) Fixed Income Clearing Corporation 1 .160 12/01/25 6,106,488
TOTAL REPURCHASE AGREEMENTS
(Cost $35,056,488) 35,056,488
TOTAL SHORT-TERM INVESTMENTS
(Cost $35,056,488) 35,056,488
TOTAL INVESTMENTS - 102.0%
(Cost $5,709,119,122) 5,738,385,635
OTHER ASSETS & LIABILITIES, NET -  (2.0)% (111,748,083)
NET ASSETS - 100% $ 5,626,637,552
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Portfolio of Investments November 30, 2025
(continued)
Preferred Securities and Income

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Perpetual security. Maturity date is not applicable.
(c) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
51.4% of Total Investments.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $169,524,008.
(e) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 33.1% of Total Investments.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $1,367,693,583 or 23.8% of Total Investments.
(g) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Fixed Income Clearing Corporation, 4.040% dated 11/28/25 to be repurchased at $28,959,747 on 12/1/25, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity dates 5/15/55–8/15/55, valued at
$29,529,099.
(l) Agreement with Fixed Income Clearing Corporation, 1.160% dated 11/28/25 to be repurchased at $6,107,078 on 12/1/25, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 7/15/34, valued at $6,228,687.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 2,152 3/26 $ 243,382,011 $ 243,915,750 $ 533,739
U.S. Treasury Long Bond 517 3/26 60,372,563 60,715,188 342,625
U.S. Treasury Ultra Bond 524 3/26 62,881,100 63,371,250 490,150
Total $366,635,674 $368,002,188 $1,366,514

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 4,847,779,568 $ 76,907,960 $ 4,924,687,528
Preferred Stock 505,466,831 – – 505,466,831
U.S. Government and Agency Obligations – 99,427,369 – 99,427,369
Investments Purchased with Collateral from Securities
Lending 173,747,419 – – 173,747,419
Short-Term Investments:
Repurchase Agreements – 35,056,488 – 35,056,488
Investments in Derivatives:
Futures Contracts* 1,366,514 – – 1,366,514
Total $ 680,580,764 $ 4,982,263,425 $ 76,907,960 $ 5,739,752,149
* Represents net unrealized appreciation (depreciation).
Level 3
Preferred Securities and Income Corporate Bonds
Balance at the beginning of period $28,697,000
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) 48,210,960
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $76,907,960
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $48,210,960
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Preferred
Securities
Corporate Bonds $76,907,960 Indicative Trade Broker Quote $33.50 N/A
Total $76,907,960

Portfolio of Investments November 30, 2025
Flexible Income
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 96.5%
84194518 COMMON STOCKS - 9.8% 84194518
BANKS - 0.9%
12,000 Citigroup Inc $ 1,243,200
12,500 JPMorgan Chase & Co 3,913,500
33,200 Wells Fargo & Co 2,850,220
TOTAL BANKS 8,006,920
CAPITAL GOODS - 1.1%
21,800 Carrier Global Corp 1,196,384
7,400 General Dynamics Corp 2,528,062
3,800 Hubbell Inc 1,639,434
16,400 nVent Electric PLC 1,759,228
2,900 Parker-Hannifin Corp 2,498,930
TOTAL CAPITAL GOODS 9,622,038
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
6,900 (a) Amazon.com Inc 1,609,218
4,100 Home Depot Inc/The 1,463,372
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,072,590
CONSUMER SERVICES - 0.3%
26,300 Boyd Gaming Corp 2,190,790
TOTAL CONSUMER SERVICES 2,190,790
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
23,000 Walmart Inc 2,541,730
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,541,730
ENERGY - 0.5%
7,200 Cheniere Energy Inc 1,500,912
17,900 Exxon Mobil Corp 2,074,968
14,900 Shell PLC, ADR 1,099,173
TOTAL ENERGY 4,675,053
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.3%
9,400 American Tower Corp 1,703,938
46,646 National Storage Affiliates Trust 994,493
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,698,431
FINANCIAL SERVICES - 0.6%
3,300 American Express Co 1,205,391
1,800 Ameriprise Financial Inc 820,332
11,300 Bank of New York Mellon Corp/The 1,266,730
5,200 (a) Fiserv Inc 319,644
7,900 Morgan Stanley 1,340,314
TOTAL FINANCIAL SERVICES 4,952,411
FOOD, BEVERAGE & TOBACCO - 0.5%
22,400 Coca-Cola Co/The 1,637,888
18,801 Philip Morris International Inc 2,960,782
TOTAL FOOD, BEVERAGE & TOBACCO 4,598,670
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
16,300 Abbott Laboratories 2,101,070
3,200 Elevance Health Inc 1,082,432
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,183,502
INSURANCE - 0.4%
7,600 Allstate Corp/The 1,618,648
7,600 Progressive Corp/The 1,738,804
TOTAL INSURANCE 3,357,452
MATERIALS - 0.2%
2,100 Linde PLC 861,672
18,200 Smurfit WestRock PLC 649,558
TOTAL MATERIALS 1,511,230

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT - 0.6%
8,900 Alphabet Inc, Class C $ 2,849,068
18,500 Walt Disney Co/The 1,932,695
TOTAL MEDIA & ENTERTAINMENT 4,781,763
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
4,600 Amgen Inc 1,589,116
4,900 Danaher Corp 1,111,222
1,800 Regeneron Pharmaceuticals Inc 1,404,342
23,200 Roche Holding AG, Sponsored ADR 1,110,231
41,800 Sanofi SA, ADR 2,084,984
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,299,895
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
11,300 Applied Materials Inc 2,850,425
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,850,425
SOFTWARE & SERVICES - 0.4%
67,900 Gen Digital Inc 1,790,523
3,100 Microsoft Corp 1,525,231
TOTAL SOFTWARE & SERVICES 3,315,754
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
30,700 Corning Inc 2,584,940
91,400 Hewlett Packard Enterprise Co 1,998,918
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,583,858
TELECOMMUNICATION SERVICES - 0.4%
60,500 AT&T Inc 1,574,210
37,800 Verizon Communications Inc 1,553,958
TOTAL TELECOMMUNICATION SERVICES 3,128,168
TRANSPORTATION - 0.1%
3,700 FedEx Corp 1,020,016
TOTAL TRANSPORTATION 1,020,016
UTILITIES - 0.8%
33,300 Alliant Energy Corp 2,313,351
25,282 Sempra 2,394,711
23,000 Southern Co/The 2,095,760
TOTAL UTILITIES 6,803,822
TOTAL COMMON STOCKS
(Cost $67,398,837) 84,194,518
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
19231357 CONVERTIBLE BONDS - 2.2% 19231357
TECHNOLOGY HARDWARE & EQUIPMENT - 2.2%
$ 2,100,000 Seagate HDD Cayman 3 .500% 06/01/28 7,061,997
2,800,000 Western Digital Corp 3 .000 11/15/28 12,169,360
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 19,231,357
TOTAL CONVERTIBLE BONDS
(Cost $6,675,309) 19,231,357
SHARES DESCRIPTION RATE VALUE
26493474 CONVERTIBLE PREFERRED SECURITIES - 3.1% 26493474
BANKS - 1.8%
1,100 Bank of America Corp 7 .250 1,377,475
11,405 Wells Fargo & Co 7 .500 13,914,214
TOTAL BANKS 15,291,689
CAPITAL GOODS - 0.8%
69,005 Boeing Co/The 6 .000 4,362,496
35,950 Chart Industries Inc 6 .750 2,590,198
TOTAL CAPITAL GOODS 6,952,694

Portfolio of Investments November 30, 2025
(continued)
Flexible Income

SHARES DESCRIPTION RATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
69,475 Hewlett Packard Enterprise Co 7 .625% $ 4,249,091
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,249,091
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $26,439,274) 26,493,474
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
611199072 CORPORATE BONDS - 71.1% (b) 611199072
AUTOMOBILES & COMPONENTS - 3.1%
$ 2,550,000 (c),(d) Adient Global Holdings Ltd 7 .500 02/15/33 2,639,972
1,950,000 Ford Motor Co 5 .291 12/08/46 1,645,424
9,365,000 Ford Motor Credit Co LLC 7 .350 11/04/27 9,777,208
4,955,000 General Motors Co 6 .600 04/01/36 5,423,016
7,376,000 (c),(e),(f) General Motors Financial Co Inc 6 .500 N/A 7,426,983
TOTAL AUTOMOBILES & COMPONENTS 26,912,603
BANKS - 7.2%
8,965,000 (e),(f) Bank of America Corp 6 .300 N/A 8,985,880
9,050,000 (e),(f) Bank of America Corp 6 .625 N/A 9,385,248
3,049,000 (e),(f) Citigroup Inc 7 .375 N/A 3,146,394
17,675,000 (e),(f) Citigroup Inc 6 .875 N/A 18,090,999
4,025,000 (e),(f),(g) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 8 .271 N/A 4,090,925
5,825,000 (e),(f) JPMorgan Chase & Co 6 .875 N/A 6,143,948
4,194,000 (e),(f) PNC Financial Services Group Inc/The 6 .200 N/A 4,256,293
7,250,000 (c),(e),(f) Wells Fargo & Co 7 .625 N/A 7,721,881
TOTAL BANKS 61,821,568
CAPITAL GOODS - 3.1%
3,950,000 (d) Builders FirstSource Inc 6 .375 03/01/34 4,108,462
3,875,000 (d) Chart Industries Inc 7 .500 01/01/30 4,037,514
3,100,000 (d) Herc Holdings Inc 7 .000 06/15/30 3,254,169
10,025,000 Regal Rexnord Corp 6 .400 04/15/33 10,810,518
4,147,000 (d) WESCO Distribution Inc 7 .250 06/15/28 4,209,238
TOTAL CAPITAL GOODS 26,419,901
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
2,120,000 (d) CACI International Inc 6 .375 06/15/33 2,210,108
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,210,108
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.4%
7,919,000 Bath & Body Works Inc 6 .875 11/01/35 7,926,800
4,000,000 (d) Wayfair LLC 7 .750 09/15/30 4,263,104
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 12,189,904
CONSUMER SERVICES - 2.3%
4,205,000 (d) Caesars Entertainment Inc 6 .500 02/15/32 4,277,124
8,100,000 (d) Light & Wonder International Inc 7 .500 09/01/31 8,487,285
2,025,000 (d) NCL Corp Ltd 7 .750 02/15/29 2,148,551
4,025,000 (d) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7 .125 02/15/31 4,348,369
TOTAL CONSUMER SERVICES 19,261,329
ENERGY - 11.6%
5,375,000 (d) Antero Resources Corp 7 .625 02/01/29 5,461,000
4,050,000 (d) California Resources Corp 8 .250 06/15/29 4,237,414
5,975,000 (d) Civitas Resources Inc 8 .625 11/01/30 6,259,165
12,150,000 (d) Columbia Pipelines Operating Co LLC 6 .544 11/15/53 13,109,341
5,522,000 (f) Enbridge Inc 8 .500 01/15/84 6,335,230
4,050,000 (e),(f) Energy Transfer LP 7 .125 N/A 4,159,690
13,250,000 (f) Energy Transfer LP 8 .000 05/15/54 14,128,210
6,700,000 PBF Holding Co LLC / PBF Finance Corp 6 .000 02/15/28 6,627,726
5,625,000 (d) Permian Resources Operating LLC 7 .000 01/15/32 5,857,459
2,100,000 (f) Phillips 66 Co 6 .200 03/15/56 2,102,873
5,686,000 (f) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 6,030,674
7,906,000 (f) Transcanada Trust 5 .875 08/15/76 7,912,562
1,150,000 (f) Transcanada Trust 5 .600 03/07/82 1,132,294
2,050,000 (d) USA Compression Partners LP / USA Compression Finance
Corp
7 .125 03/15/29 2,130,901

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 4,050,000 Valero Energy Corp 6 .625% 06/15/37 $ 4,521,992
2,475,000 (d) Venture Global LNG Inc 8 .375 06/01/31 2,481,113
2,550,000 (d),(e),(f) Venture Global LNG Inc 9 .000 N/A 2,170,775
4,825,000 Western Midstream Operating LP 6 .150 04/01/33 5,121,555
TOTAL ENERGY 99,779,974
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.9%
7,917,000 (d) Iron Mountain Inc 7 .000 02/15/29 8,132,327
9,586,000 Piedmont Operating Partnership LP 9 .250 07/20/28 10,616,894
6,900,000 VICI Properties LP 5 .625 05/15/52 6,487,290
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 25,236,511
FINANCIAL SERVICES - 6.5%
5,126,700 (e),(f) Ally Financial Inc 4 .700 N/A 5,020,823
6,510,000 Ally Financial Inc 8 .000 11/01/31 7,408,263
2,750,000 (e),(f) American Express Co 3 .550 N/A 2,701,182
5,425,000 (d),(f) Ares Finance Co III LLC 4 .125 06/30/51 5,311,852
3,200,000 Block Inc 6 .500 05/15/32 3,344,234
11,550,000 (e),(f) Goldman Sachs Group Inc/The 7 .500 N/A 12,269,322
4,750,000 (f) Morgan Stanley 5 .948 01/19/38 5,020,204
4,075,000 (d) PennyMac Financial Services Inc 7 .125 11/15/30 4,277,055
10,450,000 (e),(f) State Street Corp 6 .700 N/A 10,845,501
TOTAL FINANCIAL SERVICES 56,198,436
FOOD, BEVERAGE & TOBACCO - 2.4%
4,250,000 Altria Group Inc 5 .800 02/14/39 4,423,742
7,500,000 BAT Capital Corp 7 .081 08/02/53 8,579,813
2,042,000 (d),(e),(f) Land O' Lakes Inc 8 .000 N/A 1,999,143
3,300,000 (d),(e),(f) Land O' Lakes Inc 7 .250 N/A 2,963,401
3,200,000 (d),(e),(f) Land O' Lakes Inc 7 .000 N/A 2,781,545
TOTAL FOOD, BEVERAGE & TOBACCO 20,747,644
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
2,100,000 (f) DENTSPLY SIRONA Inc 8 .375 09/12/55 1,983,925
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,983,925
INSURANCE - 2.4%
6,200,000 (c),(d),(e),(h) Allianz SE 6 .550 N/A 6,431,632
650,000 (f) Enstar Finance LLC 5 .500 01/15/42 641,941
10,255,000 (d),(f) Liberty Mutual Group Inc 7 .800 03/15/37 11,801,543
1,303,000 (f) MetLife Inc 6 .350 03/15/55 1,376,399
TOTAL INSURANCE 20,251,515
MATERIALS - 4.2%
8,275,000 ArcelorMittal SA 7 .000 10/15/39 9,398,765
2,685,500 Ashland Inc 6 .875 05/15/43 2,786,531
2,592,000 Celanese US Holdings LLC 6 .665 07/15/27 2,667,536
4,000,000 Celanese US Holdings LLC 7 .050 11/15/30 4,146,356
4,875,000 (c),(d) Owens-Brockway Glass Container Inc 7 .250 05/15/31 4,935,937
8,300,000 (d) Sealed Air Corp 6 .875 07/15/33 8,738,240
3,625,000 Southern Copper Corp 5 .875 04/23/45 3,753,050
TOTAL MATERIALS 36,426,415
MEDIA & ENTERTAINMENT - 2.0%
2,050,000 (d) CCO Holdings LLC / CCO Holdings Capital Corp 7 .375 03/01/31 2,091,718
7,500,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6 .484 10/23/45 7,185,961
4,199,000 (d) Nexstar Media Inc 5 .625 07/15/27 4,202,271
2,950,000 Time Warner Cable Enterprises LLC 8 .375 07/15/33 3,417,889
TOTAL MEDIA & ENTERTAINMENT 16,897,839
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
685,000 (d) Amkor Technology Inc 5 .875 10/01/33 697,344
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 697,344

Portfolio of Investments November 30, 2025
(continued)
Flexible Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 1.4%
$ 6,075,000 (d) Amentum Holdings Inc 7 .250% 08/01/32 $ 6,376,666
3,750,000 (d) Gen Digital Inc 7 .125 09/30/30 3,878,107
1,925,000 Oracle Corp 6 .500 04/15/38 2,014,839
TOTAL SOFTWARE & SERVICES 12,269,612
TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
9,269,000 Hewlett Packard Enterprise Co 6 .350 10/15/45 9,599,362
11,728,000 (d) Seagate Data Storage Technology Pte Ltd 9 .625 12/01/32 13,338,372
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 22,937,734
TELECOMMUNICATION SERVICES - 1.9%
3,200,000 (f) Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 3,366,707
2,200,000 (d) Digicel International Finance Ltd / Difl US LLC 8 .625 08/01/32 2,252,433
4,332,000 (d) GCI LLC 4 .750 10/15/28 4,197,888
6,000,000 (f) TELUS Corp 7 .000 10/15/55 6,263,280
TOTAL TELECOMMUNICATION SERVICES 16,080,308
TRANSPORTATION - 1.3%
3,779,000 XPO CNW Inc 6 .700 05/01/34 3,992,410
2,785,000 (d) XPO Inc 6 .250 06/01/28 2,841,937
4,420,000 (d) XPO Inc 7 .125 06/01/31 4,623,793
TOTAL TRANSPORTATION 11,458,140
UTILITIES - 14.1%
8,250,000 (f) AES Corp/The 7 .600 01/15/55 8,415,973
4,175,000 (f) American Electric Power Co Inc 6 .050 03/15/56 4,174,255
6,350,000 (f) Dominion Energy Inc 6 .875 02/01/55 6,621,791
7,228,000 (f) Dominion Energy Inc 7 .000 06/01/54 7,866,709
6,125,000 (e),(f) Edison International 5 .000 N/A 6,087,562
1,800,000 (c),(f) Edison International 8 .125 06/15/53 1,858,732
4,514,000 (f) Edison International 7 .875 06/15/54 4,694,844
11,870,000 (f) Emera Inc 6 .750 06/15/76 11,956,853
6,275,000 (f) EUSHI Finance Inc 7 .625 12/15/54 6,609,139
9,290,000 (f) NextEra Energy Capital Holdings Inc 5 .650 05/01/79 9,402,047
2,950,000 (f) NextEra Energy Capital Holdings Inc 6 .750 06/15/54 3,165,672
11,775,000 (d),(e),(f) NRG Energy Inc 10 .250 N/A 12,850,387
8,050,000 (f) PG&E Corp 7 .375 03/15/55 8,322,525
3,122,000 (f) Southern Co/The 6 .375 03/15/55 3,305,327
20,475,000 (d),(e),(f) Vistra Corp 8 .000 N/A 20,924,692
5,090,000 (d),(e),(f) Vistra Corp 7 .000 N/A 5,161,754
TOTAL UTILITIES 121,418,262
TOTAL CORPORATE BONDS
(Cost $606,561,308) 611,199,072
SHARES DESCRIPTION RATE VALUE
62781512 PREFERRED STOCK - 7.3% 62781512
FINANCIAL SERVICES - 1.7%
314,799 Morgan Stanley 7 .125 8,043,114
181,000 Morgan Stanley 6 .625 4,758,490
89,574 Morgan Stanley 6 .875 2,265,327
TOTAL FINANCIAL SERVICES 15,066,931
FOOD, BEVERAGE & TOBACCO - 1.4%
90,213 CHS Inc 7 .100 2,265,248
384,432 CHS Inc 6 .750 9,580,046
TOTAL FOOD, BEVERAGE & TOBACCO 11,845,294
INSURANCE - 3.0%
287,059 Allstate Corp/The 7 .375 7,618,546
215,192 Athene Holding Ltd 6 .350 5,321,698
169,032 Enstar Group Ltd 7 .000 4,014,510
337,825 Reinsurance Group of America Inc 7 .125 8,658,455
TOTAL INSURANCE 25,613,209

SHARES DESCRIPTION RATE VALUE
UTILITIES - 1.2%
85,590 Algonquin Power & Utilities Corp 8 .659% $ 2,199,663
325,775 SCE Trust VII 7 .500 8,056,415
TOTAL UTILITIES 10,256,078
TOTAL PREFERRED STOCK
(Cost $63,414,537) 62,781,512
SHARES DESCRIPTION RATE ISSUE PRICE CAP PRICE MATURITY VALUE
21469003 STRUCTURED NOTES - 2.5% 21469003
14,500 JPMorgan Chase Bank,
Mandatory Exchangeable Note,
Linked to Common Stock of
Fiserv, Inc (Cap 111.81% of the
Issue Price)
9 .000% $166.7400 $186.4300 12/23/25 908,415
7,400 Merrill Lynch B.V. Linked To
Regeneron Pharmaceuticals Inc
(111.57% of the Issue Price)
12 .000 $707.5227 $789.3831 05/18/26 5,534,839
100,000 Merrill Lynch BV Linked To
Echostar Corp (116.60% of the
Issue Price)
20 .000 $77.2379 $90.0594 04/08/26 7,596,234
41,300 Merrill Lynch BV, Linked To
Builders Firstsource Inc. (Cap
120.00% of the Issue Price)
10 .500 $136.8330 $164.2596 02/25/26 4,760,596
152,865 Nomura America Finance LLC,
Linked to Common Stock of
Viasat, Inc.
(Cap 117.50% of the Issue Price)
30 .000 $14.3409 $16.8506 12/30/25 2,668,919
TOTAL STRUCTURED NOTES
(Cost $23,075,219) 21,469,003
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
3,963,505 VARIABLE RATE SENIOR LOAN INTERESTS - 0.5% 3,963,505
TELECOMMUNICATION SERVICES - 0.5%
$ 3,979,663 (g) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6 .380 04/15/30 3,963,505
TOTAL TELECOMMUNICATION SERVICES 3,963,505
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $3,945,430) 3,963,505
TOTAL LONG-TERM INVESTMENTS
(Cost $797,509,914) 829,332,441
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.7%
14,108,827 (i) State Street Navigator Securities Lending Government Money
Market Portfolio
4.040 (j) 14,108,827
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $14,108,827) 14,108,827
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.5%
21559836 REPURCHASE AGREEMENTS - 2.5% 21559836
21,000,000 (k) Fixed Income Clearing Corporation 4 .040 12/01/25 21,000,000
559,836 (l) Fixed Income Clearing Corporation 1 .160 12/01/25 559,836
TOTAL REPURCHASE AGREEMENTS
(Cost $21,559,836) 21,559,836
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,559,836) 21,559,836
TOTAL INVESTMENTS - 100.7%
(Cost $833,178,577) 865,001,104
OTHER ASSETS & LIABILITIES, NET -  (0.7)% (5,868,965)
NET ASSETS - 100% $ 859,132,139

Portfolio of Investments November 30, 2025
(continued)
Flexible Income

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
ADR American Depositary Receipt
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $13,709,318.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $226,501,101 or 26.2% of Total Investments.
(e) Perpetual security. Maturity date is not applicable.
(f) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
35.7% of Total Investments.
(g) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.7% of Total Investments.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Fixed Income Clearing Corporation, 4.040% dated 11/28/25 to be repurchased at $21,007,070 on 12/1/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 2/15/55, valued at $21,420,028.
(l) Agreement with Fixed Income Clearing Corporation, 1.160% dated 11/28/25 to be repurchased at $559,890 on 12/1/25, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 7/15/34, valued at $571,053.

Flexible Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 84,194,518 $ – $ – $ 84,194,518
Convertible Bonds – 19,231,357 – 19,231,357
Convertible Preferred Securities 26,493,474 – – 26,493,474
Corporate Bonds – 611,199,072 – 611,199,072
Preferred Stock 62,781,512 – – 62,781,512
Structured Notes – 21,469,003 – 21,469,003
Variable Rate Senior Loan Interests – 3,963,505 – 3,963,505
Investments Purchased with Collateral from Securities
Lending 14,108,827 – – 14,108,827
Short-Term Investments:
Repurchase Agreements – 21,559,836 – 21,559,836
Total $ 187,578,331 $ 677,422,773 $ – $ 865,001,104